Cash Flow Information Changes in Liabilities from Financing Activities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of the period	$ 3,325	$ 3,741
Net cash flows	195	(626)
New leases	133	10
Tax shield on tax equity financing	(35)
Dividends declared	64	107
Foreign exchange impact	(42)	95
Other	(65)	(2)
Balance at end of the period	3,575	3,325
Long-term debt and lease obligations
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of the period	3,267	3,707
Net cash flows	(70)	(540)
New leases	133	10
Tax shield on tax equity financing	(35)
Dividends declared	0	0
Foreign exchange impact	(42)	95
Other	(41)	(5)
Balance at end of the period	3,212	3,267
Exchangeable securities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of the period	0
Net cash flows	350
New leases	0
Tax shield on tax equity financing	0
Dividends declared	0
Foreign exchange impact	0
Other	(24)
Balance at end of the period	326	0
Dividends payable (common and preferred)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of the period	58	34
Net cash flows	(85)	(86)
New leases	0	0
Tax shield on tax equity financing	0
Dividends declared	64	107
Foreign exchange impact	0	0
Other	0	3
Balance at end of the period	$ 37	$ 58